RELATED PARTY TRANSACTIONS - Summary of Balances Due From Related Parties (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Due from related parties	$ 2,334,000	$ 8,615,000
Frontline
Related Party Transaction [Line Items]
Due from related parties	1,506,000	2,604,000
UFC
Related Party Transaction [Line Items]
Due from related parties	497,000	0
SwissMarine
Related Party Transaction [Line Items]
Due from related parties	0	281,000
Seatankers
Related Party Transaction [Line Items]
Due from related parties	352,000	5,751,000
Credit loss allowance
Related Party Transaction [Line Items]
Due from related parties	$ 21,000	$ 21,000